Average Annual Total Returns - Service - BlackRock Advantage Large Cap Value Fund	Mar. 01, 2021
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%	[1]
10 Years	10.50%	[1]
Service
Average Annual Return:
1 Year	3.63%
5 Years	9.56%	[1]
10 Years	9.59%	[1]
Service | After Taxes on Distributions
Average Annual Return:
1 Year	3.24%
5 Years	8.41%	[1]
10 Years	8.87%	[1]
Service | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.38%
5 Years	7.27%	[1]
10 Years	7.67%	[1]

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.